Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement
Revenue	£ 9,434	£ 9,161	£ 8,553
Cost of sales	(3,300)	(3,216)	(3,045)
Gross profit	6,134	5,945	5,508
Selling and distribution costs	(1,470)	(1,459)	(1,385)
Administration and other expenses	(1,846)	(1,850)	(1,819)
Share of results of joint ventures and associates	43	46	19
Operating profit	2,861	2,682	2,323
Finance income	6	8	4
Finance costs	(304)	(323)	(205)
Net finance costs	(298)	(315)	(201)
Disposals and other non-operating items	(6)	(72)	(9)
Profit before tax	2,557	2,295	2,113
Current tax	(607)	(575)	(534)
Deferred tax	(6)	68	53
Tax expense	(613)	(507)	(481)
Net profit for the year	1,944	1,788	1,632
Attributable to:
Shareholders	1,934	1,781	1,634
Non-controlling interests	10	7	(2)
Net profit for the year	£ 1,944	£ 1,788	£ 1,632
Basic earnings per share
Basic earnings per share	£ 1.036	£ 0.941	£ 0.852
Diluted earnings per share
Diluted earnings per share	£ 1.031	£ 0.936	£ 0.847